COMMON STOCK OPTIONS AND WARRANTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of options activity
Schedule of stock option issuance of shares
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Options	Price	Term (Years)	Value
Outstanding at December 31, 2021	431,266	$4.98	3.4	$—
Granted	685,000	$6.41	4.0	$—
Forfeited	(190,000)	$6.41	—	$—
Outstanding at December 31, 2022	926,266	$5.74	3.3	$—
Exercisable at December 31, 2022	404,599	$5.02	3.3	$—

Outstanding at December 31, 2022	926,266	$5.74	3.3	$—
Granted	353,117	$4.22	4.5	$—
Exercised/Forfeited/Expired	(61,608)	$4.48	—	$—
Outstanding at September 30, 2023	1,217,775	$5.37	3.0	$—
Exercisable at September 30, 2023	581,325	$5.38	2.1	$—

Schedule of options activity
			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Shares	Price	Term (Years)	Value
Outstanding at December 31, 2020	451,898	$5.06	4.2	—
Granted	20,000	$4.32	4.0	—
Forfeited	(40,632)	$14.00	—	—
Outstanding at December 31, 2021	431,266	$4.98	3.4	$197,506
Exercisable at December 31, 2021	312,310	$5.25	3.4	—

Outstanding at December 31, 2021	431,266	$4.98	3.4	$197,506
Granted	685,000	$6.41	4.0	—
Exercised/Forfeited	(190,000)	$6.41	—	—
Outstanding at December 31, 2022	926,266	$5.74	3.3	$0
Exercisable at December 31, 2022	404,599	$5.02	3.3	—

Schedule of fair value assumptions
Schedule of fair value assumptions
	For the Years Ended December 31,
	2022	2021
Risk free interest rate	0.97 – 3.15%	0.18%
Expected term in years	3.25 - 3.50	3.50
Dividend yield	—	—
Volatility of common stock	72-80%	91.6%

Schedule of warrants outstanding
Schedule of warrants outstanding
			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Warrants	Price	Term (Years)	Value
Outstanding at December 31, 2021	1,376,466	$8.18	1.9	—
Warrants expired, forfeited, cancelled or exercised	(1,228,875)	—	—	—
Warrants issued	—	—	—	—
Outstanding at December 31, 2022	147,591	$8.63	0.8	—
Exercisable at December 31, 2022	147,591	$8.63	0.8	—

Outstanding at December 31, 2022	147,591	$8.63	0.8	—
Warrants expired, forfeited, cancelled or exercised	(67,500)	—	—	—
Warrants issued	—	—	—	—
Outstanding at September 30, 2023	80,091	$8.53	0.6	—
Exercisable at September 30, 2023	80,091	$8.53	0.6	—

Schedule of warrants outstanding
			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Warrants	Price	Term (Years)	Value
Outstanding at December 31, 2020	1,587,553	$8.62	2.0	—
Warrants expired, forfeited, cancelled or exercised	(232,517)
Warrants issued	21,430	$7.70	1.9	—
Outstanding at December 31, 2021	1,376,466	$8.18	1.9	—
Exercisable at December 31, 2021	1,376,466	$8.18	1.9	—

Outstanding at December 31, 2021	1,376,466	$8.18	1.9	—
Warrants expired, forfeited, cancelled or exercised	(1,228,875)		—
Warrants issued	0	$—	—	—
Outstanding at December 31, 2022	147,591	$8.63	0.8	—
Exercisable at December 31, 2022	147,591	$8.63	0.8	—